The Company, basis of presentation and significant accounting policies - Principles of consolidation and composition (Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€) item
The Company, basis of presentation and significant accounting policies
Cost report receivable from Medicare and Medicaid | €	€ 120,155
Amounts due from managed locations | €	€ 27,105
Number of companies consolidated	2,180
Number of companies accounted for by the equity method	50
Number of first-time consolidations companies	185
Number of companies deconsolidated	40